GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
GOODWILL AND INTANGIBLE ASSETS
14. GOODWILL AND INTANGIBLE ASSETS
The changes in the carrying amount of goodwill are as follows:

Balance at December 31, 2017	$382,729
Acquired goodwill	13,301
Foreign currency translation adjustment	(4,032)

Balance at December 31, 2018	391,998
Acquired goodwill	16,742
Foreign currency translation adjustment	2,477

Balance at December 31, 2019	$411,217

Intangible assets are comprised of the following:

December 31,	Estimated Useful Lives	2019	2018
Indefinite lived intangible assets - Trade names, trademarks and distribution rights		$138,647	$119,188
Finite lived intangible assets:
Customer relationships	7-18 years	79,911	69,593
Patented and unpatented technology	7 years	1,680	1,600
Trade name	10 years	1,150	1,150
Accumulated amortization		(49,384)	(43,680)

Finite lived intangible assets, net		33,357	28,663

		$172,004	$147,851

Amortization expense related to finite lived intangible assets included in selling, general and administrative expenses for the years ended December 31, 2019, 2018 and 2017, were $5,704, $5,348 and $5,263, respectively.
Annual amortization of finite lived intangible assets for the next five years is expected to approximate the following:

2020	$5,800
2021	$4,900
2022	$4,100
2023	$3,500
2024	$3,300